Income Taxes (Schedule of Income Tax Benefit Reconciliation) (Details) (USD $)	3 Months Ended		12 Months Ended		141 Months Ended	144 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Income Taxes [Abstract]
Federal income tax at statutory rates			$ (1,152,292)	$ (1,039,665)
State income tax at statutory rates			(108,575)	(97,234)
Research and development credits			(161,935)	(67,011)
Change in valuation allowance			1,389,156	1,165,081
Other			33,646	38,829
Benefit for income taxes	[1]	[1]				[1]

[1]	(Unaudited)